UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2001

Check here if Amendment [   ] ; Amendment Number:
This Amendment (Check only one.):    [   ]  is a restatement.
                                     [   ]  adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:      Marcus Schloss & Co., Inc.
Address:   One Whitehall Street
           New York, NY  10004

Form 13F File Number:   28-6350

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Douglas Schloss
Title:   Chairman
Phone:   212-483-1500

Signature, Place, and Date of Signing:

Douglas Schloss             New York,  New York             May 11, 2001

Report Type (Check only one.):

[ X ]     13F HOLDINGS REPORT.

[   ]     13F NOTICE.

[   ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form 13F Information Table Entry Total:    25

Form 13F Information Table Value Total:    $193,954


List of Other Included Managers:

      No.         Form 13F File Number                Name

      01          28-6788                             Rexford Management, Inc.

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       Form 13F Information Table

          Column 1                    Column 2     Column 3   Column 4      Column 5        Column 6   Column 7     Column 8
          --------                    --------     --------   --------      --------        --------   --------     --------

                                      Title of                 Value    Shrs or   Sh/  Put/ Investment   Other     Voting Authority
        Name of Issuer                 Class         Cusip    (x$1000)  Prn Amt   Prn  Call Discretion Managers  Sole    Shared None
        --------------                 -----         -----    --------  -------   ---  ---- ---------- --------  ----    ------ ----

Hanover Direct Inc.                     Com        410783104         9    27,000  Sh           Sole               27,000    0    0
Honeywell International Inc.            Com        438516106        82     2,000  Sh           Sole                2,000    0    0
Williams Communications Group          CL A        969455104     1,462   162,500  Sh           Sole              162,500    0    0
Alza Corp.                              Com        022615108       263     6,500  Sh         Defined      01       6,500    0    0
Citadel Communications Corp.            Com        172853202     3,386   136,100  Sh         Defined      01     136,100    0    0
Great Plains Software Inc.              Com        39119E105     7,014   114,400  Sh         Defined      01     114,400    0    0
Honeywell International Inc.            Com        438516106    21,555   528,300  Sh         Defined      01     528,300    0    0
MCN Energy Group Inc.                   Com        55267J100    15,299   593,000  Sh         Defined      01     593,000    0    0
Quaker Oats Co.                         Com        747402105     1,533    15,800  Sh         Defined      01      15,800    0    0
Ralston Purina Co.                      Com        751277302     6,031   193,600  Sh         Defined      01     193,600    0    0
Texaco Inc.                             Com        881694103    15,870   239,000  Sh         Defined      01     239,000    0    0
Tosco Corp.                             Com        891490302    10,523   246,100  Sh         Defined      01     246,100    0    0
Voicestream Wireless Corp.              Com        928615103    17,533   189,800  Sh         Defined      01     189,800    0    0
Wisconsin Central Transportation Corp.  Com        976592105       561    35,200  Sh         Defined      01      35,200    0    0
Alza Corp.                              Com        022615108       243     6,000  Sh         Defined               6,000    0    0
Citadel Communications Corp.            Com        172853202     3,144   126,400  Sh         Defined             126,400    0    0
Great Plains Software Inc.              Com        39119E105     6,168   100,600  Sh         Defined             100,600    0    0
Honeywell International Inc.            Com        438516106    20,412   500,300  Sh         Defined             500,300    0    0
MCN Energy Group Inc.                   Com        55267J100    14,219   551,100  Sh         Defined             551,100    0    0
Quaker Oats Co.                         Com        747402105     1,436    14,800  Sh         Defined              14,800    0    0
Ralston Purina Co.                      Com        751277302     5,654   181,500  Sh         Defined             181,500    0    0
Texaco Inc.                             Com        881694103    14,661   220,800  Sh         Defined             220,800    0    0
Tosco Corp.                             Com        891490302     9,788   228,900  Sh         Defined             228,900    0    0
Voicestream Wireless Corp.              Com        928615103    16,600   179,700  Sh         Defined             179,700    0    0
Wisconsin Central Transportation Corp.  Com        976592105       508    31,900  Sh         Defined              31,900    0    0